26 EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EmployeeBenefitsLineItems [Line Items]
Liabilities	R$ 912,184	R$ 905,119
Assets	13,714	99,894
Benefits of Pension Plans [Member]
EmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligation	3,581,460	3,087,433	R$ 3,077,849
Fair value of plan assets	(3,894,488)	(3,403,906)
Deficit(Surplus)	(313,028)	(316,473)
Restriction to actuarial assets due to recovery limitation	319,102	224,561
Liabilities (Assets), net	6,074	(91,912)
Liabilities	19,788	7,982
Assets	(13,714)	(99,894)
Net (assets) recognized in the balance sheet	R$ 6,074	R$ (91,912)